EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
EQUITY

Note 7: Equity

In January, 2014, the Company issued 1,142,858 shares of its common stock to Emerald in connection with the Emerald Note (see Note 6). No proceeds were received in connection with this common stock issuance. The common stock was issued to reduce the Emerald Note’s principal balance and accrued interest. The Emerald Note was considered to be in default because the Company’s S-1 filing was not cleared within the time frame required in the Emerald Note, so in response the parties agreed to an accelerated due date for the Emerald Note, and agreed to increase the number of the shares under the warrant by 285,714 to 1,000,000.
On February 20, 2014, the Company issued 337,855 shares of its common stock to satisfy its obligation in connection with its 12% convertible note payable issued November 11, 2011 totaling $100,000 (see Note 6). Additionally, in connection with this transaction, the Company issued a warrant to purchase 506,782 shares of the Company’s common stock at an exercise price of $0.01 per share, exercisable over a five (5) year term. In connection with the Company’s financing arrangement with LG Capital Funding, LLC, whereby LG Capital Funding, LLC repaid the 21% convertible note payable issued July 13, 2012 totaling $65,000, on February 20, 2014, the Company issued 124,730 shares of its common stock to the same lender to satisfy accrued interest on the repaid, extinguished obligation.
In connection with the Company’s financing arrangement with GEL Properties, LLC, whereby GEL Properties, LLC repaid the 7% convertible note payable with a related party issued March 31, 2012 totaling $50,000, on March 7, 2014, the Company issued 37,849 shares of its common stock to the related party to satisfy accrued interest on the repaid, extinguished obligation. Furthermore, GEL Properties, LLC, elected to convert a portion of their principal balance to common stock as permitted in connection with the replacement note payable, and, accordingly, on March 11, 2014, the Company issued 164,935 shares of its common stock to GEL Properties, LLC to reduce the obligation under the replacement note payable by a total of $15,000.
In connection with the Company’s financing arrangement with Union Capital, LLC, whereby Union Capital, LLC repaid the 18% convertible note payable issued May 30, 2012 totaling $60,000, on March 10, 2014, the Company issued 99,668 shares of its common stock to the same lender to satisfy accrued interest on the repaid, extinguished obligation. Furthermore, Union Capital, LLC, elected to convert their principal balance to common stock as permitted in connection with the replacement note payable, and, accordingly, on March 10, 2014 and March 14, 2014, the Company issued 359,858 and 219,667 shares of its common stock, respectively, to Union Capital, LLC to fully extinguish the obligation under the replacement note payable.
During the three months ending March 31, 2014, the Company issued a total of 1,293,344 shares of its common stock to various service providers in a series of transactions related to consulting and professional services rendered during 2013 and 2014. The total operating expense related to these transactions was $317,460; of which $166,500 was included in accrued liabilities at December 31, 2013.
During the three months ending March 31, 2014, the Company recorded stock based compensation expense of $10,921.
The embedded conversion and anti-dilution features in the convertible debt instruments issued in the three months ending March 31, 2014 qualify certain notes as a derivative instrument since the number of shares issuable under the note is indeterminate based on guidance in FASB ASC 815, Derivatives and Hedging. These convertible notes tainted all other equity linked instruments including outstanding warrants and fixed rate convertible debt. The Company determined that there was a total fair value of $788,660 related to tainted warrants classified as equity that were reclassified during the period and recorded as a derivative liability.

NOTE 11: EQUITY

At the closing of the Exchange Agreement, the Company issued a total of 52,500,000 shares of its common stock to the Echo LLC Members in exchange for 100% of the issued and outstanding units of Echo LLC. Immediately prior to the closing of the Exchange Agreement, the Company had 22,500,000 shares of common stock issued and outstanding. Immediately after the closing of the Exchange Agreement, the Company had 75,000,000 shares of common stock issued and outstanding.

$2,000,000 Financing Agreement

In May 2012, the Company entered into a financing agreement to raise up to $2,000,000 through the sale of shares of its common stock at $0.50 per share and warrants to purchase one share of common stock of the Company with an exercise price of $0.75 per share, no vesting requirement and a term of 18 months. As of December 31, 2013, the Company had received all of the $2,000,000 and issued 4,000,000 shares of the Company’s common stock. See Note 12 for discussion on the issuance of the related warrants.

$500,000 Financing Agreement

During February and March 2013, the Company received gross proceeds of $500,000 from a private placement of 1,000,000 shares of the Company’s common stock at $0.50 per share and warrants to purchase 1,000,000 shares of the Company’s common stock with an exercise price equal to the lower (i) of $0.75 per share or (ii) the preceding 10 day volume-weighted volume average price per share of Company stock prior to the exercise date, no vesting requirement and a term of 18 months pursuant to a financing agreement with Newmarket Traders LTD.
As of December 31, 2013 the Company issued 1,000,000 shares related to this agreement. See Note 12 for discussion on the issuance of the related warrants.

$1,500,000 Securities Agreement

On May 16, 2013, the Company entered into a securities purchase agreement with UFF pursuant to which UFF agreed to provide $1,500,000 of funding to the Company for working capital in exchange for the issuance of 2,727,273 units at a price of $0.55 per unit. Each unit consists of one share of common stock and a warrant to purchase 1.25 shares of the Company’s common stock at an exercise price equal to $0.65 per share, exercisable over five years. The $1,500,000 received was recorded as stock subscription receivable.
As of December 31, 2013 the Company has received $1,500,000 in cash related to this agreement and issued 3,409,093 warrants as discussed in Note 12. As of December 31, 2013 the Company has not issued any shares of its common stock related to this agreement.
On July 3, 2013, as part of an equity agreement, the Company filed with the Securities Exchange Commission a Form S-1 for the registration of its Common Stock, $.001 par value. The number of shares to be registered is 11,288,094.
On October 15, 2013, Rod McKinley resigned as the Chief Financial Officer and Secretary of the Company. As part of his resignation from the Company as its Chief Financial Officer, the Company agreed to issue 353,241 shares of common stock to him as severance. The shares were valued using the closing price of the Company’s stock on September 19, 2013, which was $0.25. The total value of the shares of $88,310 was recorded as an expense during 2013.